EARNINGS/(LOSSES) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS/(LOSSES) PER SHARE
Schedule of basic earnings/(loss) per share and diluted earnings per share

	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to Ctrip’s shareholders	2,507,655,884	(1,430,703,195)	2,142,011,537
Eliminate the dilutive effect of interest expense of convertible notes	185,589,773	—	52,229,311

Numerator for diluted earnings/(loss) per share	2,693,245,657	(1,430,703,195)	2,194,240,848

Denominator:
Denominator for basic earnings/(loss) per ordinary share
- weighted average ordinary shares outstanding	37,797,698	59,166,582	66,300,808
Dilutive effect of share options	2,962,481	—	2,978,969
Dilutive effect of convertible notes	6,102,417	—	2,345,083
Dilutive effect of convertible notes sold warrants	512,652	—	151,033

Denominator for diluted earnings/(loss) per ordinary share	47,375,248	59,166,582	71,775,893

Basic earnings/(loss) per ordinary share	66.34	(24.18)	32.31

Diluted earnings/(loss) per ordinary share	56.85	(24.18)	30.57

Basic earnings/(loss) per ADS	8.29	(3.02)	4.04

Diluted earnings/(loss) per ADS	7.11	(3.02)	3.82

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings /(loss) per share

	2015	2016	2017
	RMB	RMB	RMB

2017 Notes	—	435,248	—
2018 Notes	—	2,551,360	2,002,507
2020 Notes	—	1,608,985	1,608,984
2025 Notes	486,999	935,550	935,550
2022 Notes	—	559,282	1,860,885
2019 Priceline Notes	—	1,536,338	—
2020 Priceline Notes	—	599,400	—
2025 Priceline and Hillhouse Notes	100,046	1,825,838	1,825,838
2022 Priceline Notes	—	14,341	47,715
Outstanding weighted average stock options	64,074	3,678,030	99,695
Sold Warrants	1,734,865	303,176	—

	2,385,984	14,047,548	8,381,174